April 29, 2020

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Funds Multi-Sector Income Fund (the “Fund”)
File Nos. 333-228995 and 811-23409

Pursuant to rule 497(j), I hereby certify that no changes have been made to the forms of the prospectus and Statement of Additional Information since the electronic filing on 3/20/2019 of the Registrant’s Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 1 under the Investment company Act of 1940, both as amended.

Sincerely,

/s/Steven I. Koszalka

Steven I. Koszalka

Secretary